UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  August 31, 2013

Item 1. Reports to Stockholders.

ORINDA FUNDS

Semi-Annual Report
August 31, 2013

Orinda SkyView Multi-Manager Hedged Equity Fund

Class A Shares – OHEAX

Class I Shares – OHEIX

Orinda SkyView Macro Opportunities Fund

Class A Shares – OMOAX

Class I Shares – OMOIX

Orinda Income Opportunities Fund

Class A Shares – OIOAX

Class I Shares – OIOIX

Table of Contents
Orinda SkyView Multi-Manager Hedged Equity Fund
Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	13
Schedule of Options Written	19
Orinda SkyView Macro Opportunities Fund
Sector Allocation of Portfolio Assets	20
Schedule of Investments	21
Schedule of Securities Sold Short	28
Schedule of Options Written	30
Schedule of Futures Contracts	31
Orinda Income Opportunities Fund
Sector Allocation of Portfolio Assets	33
Schedule of Investments	34
Financial Statements
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets
Orinda SkyView Multi-Manager Hedged Equity Fund	40
Orinda SkyView Macro Opportunities Fund	42
Orinda Income Opportunities Fund	44
Statement of Cash Flows
Orinda SkyView Multi-Manager Hedged Equity Fund	46
Orinda SkyView Macro Opportunities Fund	47
Financial Highlights
Orinda SkyView Multi-Manager Hedged Equity Fund	48
Orinda SkyView Macro Opportunities Fund	50
Orinda Income Opportunities Fund	52
Notes to the Financial Statements	54
Expense Example	74
Notice to Shareholders	80
Approval of Investment Sub-Advisory Agreements
Orinda SkyView Macro Opportunities Fund	81
Approval of Investment Advisory Agreement
Orinda Income Opportunities Fund	83
Privacy Notice	Inside Back Cover

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 67.3%	Shares	Value
Consumer Discretionary - 15.3%
Advance Auto Parts, Inc.*	7,000	$560,490
American Eagle Outfitters, Inc.*	30,000	434,100
Ascent Capital Group, Inc.^*	1,949	143,914
Big 5 Sporting Goods Corp.*	6,652	111,288
BJ’s Restaurants, Inc.^*	12,305	384,408
Black Diamond, Inc.^*	24,233	252,023
Bon-Ton Stores, Inc.*	7,178	79,030
Chico’s FAS, Inc.*	52,890	825,084
Churchill Downs, Inc.*	1,748	141,588
Chuy’s Holdings, Inc.^	5,615	201,859
Dana Holding Corp.*	6,694	140,306
Deckers Outdoor Corp.^*	37,680	2,212,946
DIRECTV^*	32,600	1,896,668
Discovery Communications, Inc.^	2,406	186,489
Entravision Communications Corp.*	19,680	102,927
Express, Inc.^*	30,000	629,700
Family Dollar Stores, Inc.	7,800	555,282
Francesca’s Holdings Corp.^*	44,192	1,065,911
Hhgregg, Inc.^*	8,333	150,911
Homeaway, Inc.^	12,834	404,784
Johnson Controls, Inc.*	3,570	144,692
Kirklands, Inc.^*	10,294	200,836
Lear Corp.*	2,436	167,475
LKQ Corp.^*	49,505	1,447,526
MGM Resorts International^*	9,129	161,492
Monarch Casino & Resort, Inc.^*	10,330	194,204
National CineMedia, Inc.*	67,530	1,214,190
Orbitz Worldwide, Inc.^*	11,515	109,508
Pacific Sunwear of California, Inc.^	120,000	391,200
Radioshack Corp.^	100,000	327,000
RetailMeNot, Inc.^	10,475	334,781
Ruby Tuesday, Inc.^*	49,782	361,417
Scientific Games Corp.^*	84,230	1,203,647
Shutterfly, Inc.^	16,180	840,713
Summer Infant, Inc.^	5,000	16,200
Target Corp.*	13,500	854,685
Twenty First Century Fox, Inc.	6,686	209,472

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 67.3% (Continued)	Shares	Value
Consumer Discretionary - 15.3% (Continued)
Under Armour, Inc.^*	11,826	$859,041
Visteon Corp.^*	2,292	164,130
Xueda Education Group - ADR†*~	135,585	527,426
		20,209,343
Consumer Staples - 1.9%
CVS Caremark Corp.*	24,600	1,428,030
Kroger Co.*	3,933	143,948
Safeway, Inc.*	25,000	647,500
The Fresh Market, Inc.^*	5,402	263,671
		2,483,149
Energy - 3.0%
Advantage Oil & Gas Ltd.^†	34,446	125,039
Core Laboratories NV†*	4,338	657,250
Dril-Quip, Inc.^*	7,839	799,656
Exterran Holdings, Inc.^*	5,371	147,327
Geospace Technologies Corp.^	5,863	409,003
Green Plains Renewable Energy, Inc.^*	9,560	153,820
Murphy Oil Corp.*	2,246	151,425
Nabors Industries Ltd.†*	9,154	140,972
Oasis Petroleum, Inc.^*	3,566	139,787
Ocean Rig UDW, Inc.^†*	7,653	133,468
Renewable Energy Group, Inc.^	12,812	197,946
Tsakos Energy Navigation Ltd.†	30,572	141,243
World Fuel Services Corp.*	20,420	779,023
		3,975,959
Financials - 7.2%
Affiliated Managers Group, Inc.^*	3,714	647,424
Berkshire Hathaway, Inc. - Class B^*	7,000	778,540
BofI Holding, Inc.^*	14,189	919,021
Citigroup, Inc.*	2,824	136,484
CNO Financial Group, Inc.*	13,122	178,328
Colony Bankcorp, Inc.^*	4,444	28,753
Everest Re Group Ltd.†*	1,084	148,454
First South Bancorp, Inc.^*	21,469	136,972
Firstbank Corp.*	6,219	117,041

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 67.3% (Continued)	Shares	Value
Financials - 7.2% (Continued)
FirstService Corp.†*	8,072	$282,601
FXCM, Inc.*	22,006	417,894
Greenlight Capital Re Ltd.^†*	35,509	953,417
HCI Group, Inc.*	4,209	146,768
JPMorgan Chase & Co.*	3,770	190,498
KKR Financial Holdings LLC *	13,035	132,566
Macatawa Bank Corp.^*	27,729	123,949
MetroCorp Bancshares, Inc.*	173	1,751
MutualFirst Financial, Inc.*	9,319	140,810
Nelnet, Inc.*	3,613	136,860
Oak Ridge Financial Services, Inc.^*	15,257	62,935
Parke Bancorp, Inc.^*	8,624	74,253
Portfolio Recovery Associates, Inc.^*	8,475	449,514
Shore Bancshares, Inc.^*	21,716	179,157
Signature Bank^*	15,067	1,321,677
Summit Financial Group, Inc.^*	14,012	125,267
Symetra Financial Corp.*	8,166	141,027
Third Point Reinsurance Ltd.^†	21,137	278,797
Union First Market Bankshares Corp.*	7,361	157,452
Virtus Investment Partners, Inc.^*	6,181	1,077,348
VSB Bancorp, Inc.*	3,602	37,569
		9,523,127
Health Care - 5.5%
ABIOMED, Inc.^*	49,000	1,153,950
Alere, Inc.^*	25,440	792,965
Align Technology, Inc.^*	15,850	690,267
Astex Pharmaceuticals, Inc.^*	30,491	199,716
BioMarin Pharmaceutical, Inc.^*	10,813	707,927
Celgene Corp.^*	1,069	149,639
Centene Corp.^*	2,625	150,019
Cornerstone Therapeutics, Inc.^	11,568	107,004
Eli Lilly & Co.*	2,728	140,219
ExamWorks Group, Inc.^	46,664	1,096,604
HealthSouth Corp.^*	4,644	146,100
Hologic, Inc.^*	16,760	357,658
Masimo Corp.*	12,500	309,250

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 67.3% (Continued)	Shares	Value
Health Care - 5.5% (Continued)
Onconova Therapeutics, Inc.^	20,641	$502,402
PAREXEL International Corp.^*	4,088	189,806
Puma Biotechnology, Inc.^	8,134	411,906
ResMed, Inc.*	3,051	144,129
		7,249,561
Industrials - 12.3%
51job, Inc. - ADR^†	4,556	287,256
Acuity Brands, Inc.	2,560	218,880
Advisory Board Co.^*	11,528	631,389
AerCap Holdings NV^†*	8,322	149,297
Aerovironment, Inc.^	4,995	109,440
AGCO Corp.*	2,757	155,936
Alliant Techsystems, Inc.*	2,170	209,969
ARC Document Solutions, Inc.^	29,584	126,324
Barrett Business Services, Inc.*	2,459	158,040
Blount International, Inc.^*	30,000	348,300
Coleman Cable, Inc.*	7,735	147,274
Copa Holdings SA†*	1,045	136,665
Ducommun, Inc.^*	5,137	134,333
Echo Global Logistics, Inc.^*	66,798	1,446,177
Elbit Systems Ltd.†*	3,357	150,931
ESCO Technologies, Inc.*	15,020	460,363
Generac Holdings, Inc.*	4,228	167,387
Graco, Inc.*	17,798	1,236,783
H & E Equipment Services, Inc.*	10,978	264,350
Huron Consulting Group, Inc.^*	10,728	510,653
IHS, Inc.^*	8,688	930,919
Korn Ferry International^*	7,961	140,989
Lennox International, Inc.*	2,033	139,565
Lydall, Inc.^*	9,090	141,168
Masco Corp.*	7,132	134,937
MasTec, Inc.^*	36,220	1,151,796
Navios Maritime Holdings, Inc.†*	25,831	157,053
Northrop Grumman Corp.*	1,857	171,345
Owens Corning, Inc.^*	11,400	426,816
PGT, Inc.^*	12,805	130,355

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 67.3% (Continued)	Shares	Value
Industrials - 12.3% (Continued)
Raytheon Co.*	2,064	$155,646
Rexnord Corp.^	8,552	164,113
RPX Corp.^*	9,805	153,840
Smith (A.O.) Corp.*	3,623	152,347
SolarCity Corp.^	5,270	165,162
Stantec, Inc.†	2,604	119,628
The Middleby Corp.^*	1,553	288,765
TransDigm Group, Inc.*	8,068	1,105,316
TRC Companies, Inc.^	17,282	126,504
Trinity Industries, Inc.*	4,701	198,476
Valmont Industries, Inc.*	1,040	140,358
WageWorks, Inc.^	12,525	522,794
Waste Connections, Inc.*	15,615	661,451
Wesco Aircraft Holdings, Inc.^	29,550	565,292
Xylem, Inc.*	44,300	1,097,754
		16,192,136
Information Technology - 20.4%
Alliance Data Systems Corp.^*	926	181,218
Alliance Fiber Optic Products, Inc.*	4,826	178,707
ANSYS, Inc.^*	3,853	323,575
Apple, Inc.	1,140	555,237
Arrow Electronics, Inc.^*	3,131	145,341
AudioCodes Ltd.^†*	26,965	176,621
Baidu, Inc. - ADR^†	1,952	264,555
Brightcove, Inc.^*	47,860	447,491
Brocade Communications Systems, Inc.^*	64,710	478,854
Calix, Inc.^*	11,895	152,851
Cardtronics, Inc.^*	23,420	812,440
Celestica, Inc.^†*	13,427	142,460
Cognex Corp.	5,291	301,481
Compuware Corp.*	12,875	137,376
Concur Technologies, Inc.^*	2,514	245,668
Corning, Inc.*	9,711	136,342
Emulex Corp.^	13,180	94,896
Envestnet, Inc.^*	40,801	1,127,332
Fabrinet^	1,008	14,072

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 67.3% (Continued)	Shares	Value
Information Technology - 20.4% (Continued)
FARO Technologies, Inc.^*	8,293	$307,919
Fleetmatics Group PLC^†	10,202	504,489
Google, Inc.^	1,016	860,450
Hackett Group, Inc.*	22,744	145,789
Hewlett-Packard Co.*	5,456	121,887
Hittite Microwave Corp.^*	5,073	310,265
IAC InterActiveCorp	5,759	282,709
Informatica Corp.^*	31,260	1,118,170
InterDigital, Inc.*	4,927	175,106
International Rectifier Corp.^*	56,244	1,343,107
InvenSense, Inc.^	4,310	77,020
IPG Photonics Corp.*	11,833	636,142
LG Display Co. Ltd. - ADR^†	27,865	361,688
Liquidity Services, Inc.^*	25,101	743,994
Logitech International SA^†*	19,929	145,681
Marvell Technology Group Ltd.†*	12,258	148,444
National Instruments Corp.	21,430	594,682
NCR Corp.^	27,980	995,528
Newport Corp.^	66,800	1,024,712
NQ Mobile, Inc. - ADR^	4,201	71,165
Orbotech Ltd.^†*	12,033	145,359
OSI Systems, Inc.^	8,010	582,327
Pandora Media, Inc.^	14,785	272,340
Pegasystems, Inc.*	4,855	178,907
Peregrine Semiconductor Corp.^	19,385	213,429
Plantronics, Inc.	27,490	1,187,568
Polycom, Inc.^*	40,946	406,594
QLogic Corp.^*	12,604	133,476
RealPage, Inc.^*	34,830	721,329
Responsys, Inc.^	35,050	502,967
Rovi Corp.^*	51,570	924,650
Rudolph Technologies, Inc.^	399	4,130
SanDisk Corp.^*	2,514	138,723
ServiceSource International, Inc.^*	90,811	1,099,721
Solera Holdings, Inc.*	8,392	433,195
SPS Commerce, Inc.^	6,566	409,324
Stamps.com, Inc.^	12,945	542,137

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 67.3% (Continued)	Shares	Value
Information Technology - 20.4% (Continued)
Synaptics, Inc.^*	3,510	$135,697
Syntel, Inc.*	2,027	145,680
Tableau Software, Inc.^	2,091	151,200
Taiwan Semiconductor - ADR†	50,100	829,656
Texas Instruments, Inc.*	3,780	144,396
The Ultimate Software Group, Inc.^*	5,788	811,535
UniPixel, Inc.^	670	13,005
VeriFone Systems, Inc.^*	32,229	638,779
Vishay Intertechnology, Inc.^*	10,245	125,501
Xyratex Ltd.†*	13,983	142,347
		26,919,436
Materials - 1.0%
FutureFuel Corp.	14,301	230,818
Methanex Corp.†*	3,287	152,813
Monsanto Co.	4,979	487,394
New Gold, Inc.^†	19,271	129,887
Rubicon Minerals Corp.^†*	91,841	141,435
Silver Wheaton Corp.†*	5,408	142,501
		1,284,848
Telecommunication Services - 0.1%
Inteliquent, Inc.*	23,078	184,624
		184,624
Utilities - 0.6%
Consolidated Water Co., Ltd.†*	11,487	146,689
ITC Holdings Corp.*	7,050	626,674
		773,363
TOTAL COMMON STOCKS (Cost $71,574,865)		88,795,546

CONVERTIBLE PREFERRED STOCKS - 0.1%
Shaw Communications, Inc.†*	5,860	141,168
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $142,875)		141,168

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
iShares Russell 2000 Index Fund	9,355	$939,055
Market Vectors Gold Miners	11,008	309,655
ProShares VIX Short Term Futures^	15,000	687,750
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,972,983)		1,936,460

PURCHASED OPTIONS - 2.7%	Contracts	Value
Call Options - 1.3%
Crocs, Inc.
Expiration: September 2013, Exercise Price: $17.00	1,500	3,750
Gamestop, Inc.
Expiration: January 2014, Exercise Price: $40.00	550	639,375
Expiration: January 2014, Exercise Price: $55.00	100	32,000
General Motors Corp.
Expiration: January 2014, Exercise Price: $33.00	200	63,000
Expiration: January 2015, Exercise Price: $30.00	200	140,500
Safeway, Inc.
Expiration: December 2013, Exercise Price: $27.00	800	84,000
Expiration: January 2014, Exercise Price: $24.00	1,500	405,000
Expiration: January 2014, Exercise Price: $26.00	1,000	157,500
Sears, Roebuck & Co.
Expiration: January 2014, Exercise Price: $62.92	250	12,875
Select Comfort Corp.
Expiration: December 2013, Exercise Price: $25.00	250	58,500
Verifone Holdings, Inc.
Expiration: January 2014, Exercise Price: $30.00	37	1,110
Expiration: January 2014, Exercise Price: $35.00	100	750
Expiration: January 2015, Exercise Price: $32.00	32	4,640
Vertex Pharmaceuticals, Inc.
Expiration: January 2014, Exercise Price: $60.00	35	64,925
Expiration: January 2014, Exercise Price: $80.00	6	3,930
Total Call Options		1,671,855
Put Options - 1.4%
Palo Alto Networks, Inc.
Expiration: September 2013, Exercise Price: $40.00	868	47,740
Expiration: September 2013, Exercise Price: $45.00	387	61,920

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

PURCHASED OPTIONS - 2.7% (Continued)	Contracts	Value
Put Options - 1.4% (Continued)
S&P 500 Index
Expiration: September 2013, Exercise Price: $1,500.00	185	$92,500
Expiration: December 2013, Exercise Price: $1,650.00	225	1,687,500
Tesla Motors, Inc.
Expiration: January 2014, Exercise Price: $40.00	24	480
Total Put Options		1,890,140
TOTAL PURCHASED OPTIONS (Cost $4,032,491)		3,561,995

SHORT-TERM INVESTMENTS - 42.3%	Shares
MONEY MARKET FUNDS - 42.3%
Fidelity Institutional Treasury
Only Portfolio - Class I, 0.01%+	55,810,474	55,810,474
TOTAL SHORT-TERM INVESTMENTS
(Coast $55,810,474)		55,810,474
TOTAL INVESTMENTS (Cost $133,533,688) - 113.9%		150,245,643
Liabilities in Excess of Other Assets - (13.9)%		(18,285,224)
TOTAL NET ASSETS - 100.0%		$131,960,419
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund’s 7-day yield as of August 31, 2013.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of August 31, 2013, the value of these securities was $527,426 or 0.40% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 25.1%	Shares	Value
Consumer Discretionary - 4.8%
Ambow Education Holding - ADR†~	52,611	$49,539
Ascena Retail Group, Inc.	4,957	80,898
Bebe Stores, Inc.	15,115	87,365
BJ’s Restaurants, Inc.	2,799	87,441
Blue Nile, Inc.	26,034	941,910
Brunswick Corp.	3,710	134,896
Buckle, Inc.	6,000	310,680
Callaway Golf Co.	12,107	83,780
Conn’s, Inc.	1,190	79,266
Dex Media, Inc.	12,681	117,553
Family Dollar Stores, Inc.	1,347	95,893
Fred’s, Inc.	42,260	660,524
Fuel Systems Solutions, Inc.	13,052	247,988
iRobot Corp.	6,206	202,750
MakeMyTrip Ltd.†	6,513	88,902
ReachLocal, Inc.	26,943	295,834
Rentrak Corp.	3,626	90,106
Spartan Motors, Inc.	15,182	86,689
Tesla Motors, Inc.	3,740	632,060
Time Warner Cable, Inc.	1,250	134,188
Ulta Salon, Cosmetics & Fragrance, Inc.	2,346	232,817
Valassis Communications, Inc.	30,223	832,644
Vipshop Holdings Ltd. - ADR†	6,560	284,048
Vitamin Shoppe, Inc.	8,939	376,511
Zagg, Inc.	15,750	70,088
		6,304,370
Consumer Staples - 1.6%
Alico, Inc.	1,899	76,454
Altria Group, Inc.	2,463	83,446
Boulder Brands, Inc.	20,020	311,511
Estee Lauder Companies, Inc.	1,321	86,341
Green Mountain Coffee Roasters, Inc.	1,790	154,495
Susser Holdings Corp.	2,944	140,458
United Natural Foods, Inc.	15,024	910,905
USANA Health Sciences, Inc.	4,994	379,294
		2,142,904

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 25.1% (Continued)	Shares	Value
Energy - 1.2%
Amyris, Inc.	26,570	$68,019
Cameco Corp.†	4,522	86,099
Clean Energy Fuels Corp.	6,364	80,059
Cobalt International Energy, Inc.	3,485	85,034
Concho Resources, Inc.	983	94,869
Consol Energy, Inc.	2,786	87,007
Enbridge Energy Partners LP	2,899	86,448
Green Plains Renewable Energy, Inc.	9,683	155,799
Gulfport Energy Corp.	1,720	101,480
Imperial Oil Ltd.†	2,154	90,016
Magnum Hunter Resources Corp.	21,598	100,431
Miller Energy Resources, Inc.	19,589	122,627
Nordic American Tankers Ltd.†	9,915	76,246
Nuverra Environmental Solutions, Inc.	21,036	48,383
Resolute Energy Corp.	10,374	81,332
Talisman Energy, Inc.†	7,562	81,065
Williams Companies, Inc.	2,445	88,607
		1,533,521
Financials - 1.6%
Calamos Asset Management, Inc.	44,868	445,091
First Cash Financial Services, Inc.	1,714	94,733
Forest City Enterprises, Inc.	5,014	89,751
Greenhill & Co., Inc.	1,723	81,653
HCI Group, Inc.	9,428	328,754
Lazard Ltd.†	2,517	89,152
Protective Life Corp.	13,000	543,270
Radian Group, Inc.	19,830	268,697
T. Rowe Price Group, Inc.	1,200	84,168
Thomas Properties Group, Inc.	15,406	84,733
		2,110,002
Health Care - 2.7%
Abaxis, Inc.	15,890	622,570
Achillion Pharmaceuticals, Inc.	12,643	81,547
AdCare Health Systems, Inc.	19,156	86,202
Agenus, Inc.	22,644	82,651
Allscripts Healthcare Solutions, Inc.	6,174	89,770

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 25.1% (Continued)	Shares	Value
Health Care - 2.7% (Continued)
AngioDynamics, Inc.	8,261	$90,045
Arena Pharmaceuticals, Inc.	211	1,353
Atossa Genetics, Inc.	18,313	83,965
Cepheid, Inc.	1,933	69,163
Dentsply International, Inc.	6,730	282,593
Durata Therapeutics, Inc.	9,394	79,191
Genmark Diagnostics, Inc.	16,111	185,277
Genomic Health, Inc.	2,498	78,737
Hologic, Inc.	4,486	95,731
Kalobios Pharmaceuticals, Inc.	14,320	79,762
Mindray Medical International Ltd. - ADR†	3,460	134,594
Questcor Pharmaceuticals, Inc.	8,790	586,117
Syneron Medical Ltd.†	8,577	70,503
Vivus, Inc.	58,728	735,862
		3,535,633
Industrials - 3.4%
Beacon Roofing Supply, Inc.	2,262	82,178
C. H. Robinson Worldwide, Inc.	1,520	86,442
Capstone Turbine Corp.	142,674	158,368
Caterpillar, Inc.	2,060	170,032
Cenveo, Inc.	38,328	107,318
Edgen Group, Inc.	12,910	95,147
Enphase Energy, Inc.	47,942	301,555
Flow International Corp.	24,410	82,262
FuelCell Energy, Inc.	163,222	202,395
Great Lakes Dredge & Dock Corp.	11,184	75,268
Healthcare Services Group, Inc.	15,650	378,887
KEYW Holding Corp.	5,962	68,801
Layne Christensen Co.	4,214	80,108
LMI Aerospace, Inc.	4,528	54,744
Meritor, Inc.	20,970	156,227
Mistras Group, Inc.	4,533	82,637
MSC Industrial Direct Co., Inc.	1,106	84,056
Power Solutions International, Inc.	1,806	95,068
Precision Castparts Corp.	390	82,384
Quanex Building Products Corp.	4,140	68,890
Raven Industries, Inc.	2,816	82,255

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 25.1% (Continued)	Shares	Value
Industrials - 3.4% (Continued)
SolarCity Corp.	14,769	$462,860
Swift Transportation Co.	8,040	144,398
TAL International Group, Inc.	3,490	149,372
Tennant Co.	9,160	470,549
Thermon Group Holdings, Inc.	11,357	235,090
UTi Worldwide, Inc.†	5,393	89,038
WESCO International, Inc.	5,256	387,735
		4,534,064
Information Technology - 8.3%
Allot Communications Ltd.†	6,874	83,863
Angie’s List, Inc.	21,494	450,514
Applied Micro Circuits Corp.	11,186	120,361
Asure Software, Inc.	17,061	78,992
AU Optronics Corp. - ADR†	107,810	413,990
Badger Meter, Inc.	1,811	81,640
Blackberry Ltd.†	23,105	233,823
Broadcom Corp.	3,395	85,758
Cray, Inc.	10,700	261,722
DragonWave, Inc.†	104,105	281,084
DTS, Inc.	26,688	535,361
Emulex Corp.	11,705	84,276
Entropic Communications, Inc.	19,942	83,358
EZchip Semiconductor Ltd.†	9,176	261,516
First Solar, Inc.	10,265	376,931
Intermolecular, Inc.	10,266	61,493
InterXion Holding NV†	3,640	87,105
Ixia	5,405	78,481
j2 Global, Inc.	3,928	193,415
Lexmark International, Inc.	11,470	391,815
Liquidity Services, Inc.	2,356	69,832
LivePerson, Inc.	5,973	55,668
Mellanox Technologies Ltd.†	2,198	86,645
Mindspeed Technologies, Inc.	31,189	96,998
MoSys, Inc.	17,235	62,735
Netgear, Inc.	6,129	177,373
Nokia Corp. - ADR†	76,646	298,919
NVE Corp.	4,920	242,654

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 25.1% (Continued)	Shares	Value
Information Technology - 8.3% (Continued)
Open Text Corp.†	8,890	$610,743
Palo Alto Networks, Inc.	26,067	1,251,737
Perion Network Ltd.	3,005	32,003
Polycom, Inc.	41,780	414,875
Renren, Inc. - ADR†	46,365	151,150
Riverbed Technology, Inc.	5,195	80,211
Rosetta Stone, Inc.	4,932	76,150
Salesforce.com, Inc.	6,498	319,247
Seagate Technology†	4,880	187,002
Silver Spring Networks, Inc.	6,080	123,971
Spark Networks, Inc.	10,779	75,022
Tangoe, Inc.	13,013	270,540
Tellabs, Inc.	87,675	194,639
Tremor Video, Inc.	10,418	82,927
Ubiquiti Networks, Inc.	3,240	113,594
United Microelectronics Corp. - ADR†	136,912	268,348
Universal Display Corp.	2,649	91,682
VistaPrint NV†	10,390	553,164
Web.com Group, Inc.	15,700	443,054
Yume, Inc.	6,966	59,072
Zynga, Inc.	89,954	254,570
		10,990,023
Materials - 1.5%
Advanced Emissions Solutions, Inc.	3,040	118,712
AK Steel Holding Corp.	25,713	86,396
American Vanguard Corp.	3,528	88,482
BioAmber, Inc.	1,179	5,388
Carpenter Technology Corp.	1,850	99,475
Commercial Metals Co.	5,618	83,596
Haynes International, Inc.	1,645	72,758
Horsehead Holding Corp.	7,128	84,609
LSB Industries, Inc.	2,775	83,306
Nucor Corp.	1,940	88,251
Sherwin-Williams Co.	2,400	413,760
Silvercorp Metals, Inc.†	51,612	189,416
Tahoe Resources, Inc.†	5,149	91,903
Tanzanian Royalty Exploration Corp.†	46,146	153,205

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

COMMON STOCKS - 25.1% (Continued)	Shares	Value
Materials - 1.5% (Continued)
Turquoise Hill Resources Ltd.†	17,974	$93,824
Vulcan Materials Co.	1,583	75,667
Zep, Inc.	6,480	91,238
		1,919,986
Utilities - 0.0%
Cadiz, Inc.	7,206	32,859
TOTAL COMMON STOCKS (Proceeds $32,403,604)		33,103,362

EXCHANGE-TRADED FUNDS - 5.0%
Direxion Daily Small Cap Bear 3X Shares	2,500	69,000
Direxion Daily Small Cap Bull 3X Shares	8,000	417,360
iShares Russell 2000 Growth Index Fund	12,538	1,473,716
iShares Russell 2000 Index Fund	32,970	3,309,529
SPDR S&P 500 ETF Trust	4,292	702,386
VelocityShares Daily Inverse VIX Short Term†	28,000	655,480
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $6,551,507)		6,627,471

REITS - 0.2%
American Tower Corp.	1,179	81,929
CoreSite Realty Corp.	6,720	204,489
TOTAL REITS (Proceeds $272,318)		286,418
TOTAL SECURITIES SOLD SHORT
(Proceeds $39,227,429)		$40,017,251

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.
~	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of August 31, 2013, the value of these securities was $49,539 or 0.04% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

	Contracts	Value
CALL OPTIONS
Sears, Roebuck & Co.
Expiration: January 2014, Exercise Price: $75.42	250	$3,500
Total Call Options		3,500
PUT OPTIONS
S&P 500 Index
Expiration: December 2013, Exercise Price: $1,450.00	50	89,250
Expiration: December 2013, Exercise Price: $1,500.00	200	508,000
Total Put Options		597,250
TOTAL OPTIONS WRITTEN
(Premiums received $854,144)		$600,750

The accompanying notes are an integral part of these financial statements.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 63.9%	Shares	Value
Consumer Discretionary - 9.6%
Amazon.com, Inc.^	800	$224,784
Bed Bath & Beyond, Inc.^	3,100	228,594
CBS Corp.	1,100	56,210
Comcast Corp.*	3,498	147,231
Discovery Communications, Inc.^	700	54,257
Fifth & Pacific Companies, Inc.^	1,500	35,760
Ford Motor Co.*	8,878	143,735
General Motors Co.^*	2,534	86,359
Intercontinental Hotels Group PLC - ADR	10,000	280,900
J.C. Penney, Inc.^	10,000	124,800
Lennar Corp.*	5,609	178,422
MDC Holdings, Inc.*	6,064	168,761
Meritage Homes Corp.^*	2,298	91,736
Netflix, Inc.^	800	227,128
Priceline.com, Inc.^	400	375,412
Ross Stores, Inc.	500	33,630
Six Flags Entertainment Corp.	2,600	85,826
Standard Pacific Corp.^*	24,280	173,359
Starbucks Corp.	700	49,364
Starwood Hotels & Resorts Worldwide, Inc.	1,800	115,092
The Ryland Group, Inc.*	3,813	132,769
TJX Companies, Inc.	1,000	52,720
Toyota Motor Corp. - ADR†	4,000	483,160
		3,550,009
Consumer Staples - 1.2%
Beam, Inc.	1,700	106,505
Coca-Cola Co.	7,500	286,350
Herbalife Ltd.†	700	42,707
		435,562
Energy - 8.6%
Berry Pete Co.	10,000	411,500
Concho Resources, Inc.^	700	67,557
CVR Energy, Inc.*	4,679	200,355
EOG Resources, Inc.	500	78,525
Exxon Mobil Corp.	5,000	435,800
Golar LNG Ltd.†*	2,655	99,217

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 63.9% (Continued)	Shares	Value
Energy - 8.6% (Continued)
Helmerich & Payne, Inc.*	2,554	$161,004
HollyFrontier Corp.*	2,033	90,428
Kinder Morgan, Inc.*	3,692	140,037
Marathon Petroleum Corp.*	1,861	134,941
Peabody Energy Corp.	10,000	172,000
Penn West Petroleum Ltd.†	1,400	15,722
Phillips 66 *	1,600	91,360
Pioneer Natural Resources Co.	700	122,479
Rentech, Inc.*	5,792	11,179
SandRidge Energy, Inc.^	50,000	257,500
Spectra Energy Corp.*	4,485	148,498
Tesoro Corp.*	3,875	178,599
TransCanada Corp.†*	3,679	160,478
Valero Energy Corp.*	3,917	139,171
Williams Companies, Inc.*	2,484	90,020
		3,206,370
Financials - 7.1%
American Express Co.	3,000	215,730
American International Group, Inc.^	7,300	339,158
BBCN Bancorp, Inc.*	7,135	95,324
Capitol Federal Financial, Inc.	26,500	324,360
Citigroup, Inc.	1,100	53,163
Discover Financial Services *	3,200	151,200
Fidelity National Financial, Inc.*	4,805	113,926
Fifth Third Bancorp *	7,442	136,114
Harris & Harris Group, Inc.^*	3,955	12,063
JPMorgan Chase & Co.	7,500	378,975
KKR & Co. LP	20,000	382,200
Medley Capital Corp.*	1,600	21,040
PNC Financial Services Group, Inc.*	1,770	127,918
The Goldman Sachs Group, Inc.*	916	139,351
The McGraw-Hill Companies, Inc.*	2,402	140,205
		2,630,727
Health Care - 5.5%
Acadia Pharmaceuticals, Inc.^	1,100	21,956
Actavis, Inc.^	400	54,072

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 63.9% (Continued)	Shares	Value
Health Care - 5.5% (Continued)
Alnylam Pharmaceuticals, Inc.^*	3,564	$184,615
Biogen Idec, Inc.^*	1,183	252,003
Cigna Corporation	400	31,476
Compugen Ltd.^†*	20,139	195,550
Isis Pharmaceuticals, Inc.^*	11,055	285,551
Johnson & Johnson	3,000	259,230
Mylan, Inc.^	2,200	77,748
Pfizer, Inc.	10,000	282,100
Regulus Therapeutics, Inc.^*	9,825	92,846
ResMed, Inc.*	2,294	108,368
Tekmira Pharmaceuticals Corp.^	8,703	47,257
UnitedHealth Group, Inc.	400	28,696
Vertex Pharmaceuticals, Inc.^	1,800	135,270
		2,056,738
Industrials - 7.2%
Acacia Research Corp.*	5,966	131,073
American Railcar Industries, Inc.*	5,241	185,374
B/E Aerospace, Inc.^	1,900	129,561
Babcock & Wilcox Co.*	4,425	137,131
Boeing Co.	700	72,744
Chart Industries, Inc.^*	1,208	137,930
Chicago Bridge & Iron Co. NV†	5,000	299,150
Emerson Electric Co.	6,000	362,220
Expeditors International of Washington, Inc.	10,000	405,600
Lindsay Corp.*	1,000	76,020
Macquarie Infrastructure Co. LLC *	1,800	96,732
Rockwell Automation, Inc.*	961	93,438
Trinity Industries, Inc.*	7,861	331,891
United Parcel Service, Inc.	1,000	85,580
Wabtec Corp.*	2,340	136,937
		2,681,381
Information Technology - 12.6%
Alcatel-Lucent - ADR^†	135,804	350,374
AOL, Inc.*	3,100	102,083
Apple, Inc.	1,000	487,050
Cisco Systems, Inc.	20,000	466,200

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 63.9% (Continued)	Shares	Value
Information Technology - 12.6% (Continued)
Facebook, Inc.^*	12,468	$514,679
FEI Co.*	1,762	137,930
Google, Inc.^*	171	144,820
Infosys Ltd. - ADR†*	2,560	118,707
International Business Machines Corp.	2,500	455,675
LinkedIn Corp.^	700	168,028
Microsoft Corp.*	5,022	167,735
Pandora Media, Inc.^	1,300	23,946
Power Integrations, Inc.	1,300	67,756
Qualcomm, Inc.*	14,351	951,184
Ruckus Wireless, Inc.^	3,100	42,129
Synaptics, Inc.^*	2,695	104,189
Taiwan Semiconductor - ADR†*	4,702	77,865
Yahoo, Inc.^	4,900	132,888
Yelp, Inc.^	3,100	161,138
		4,674,376
Materials - 11.7%
Agnico-Eagle Mines Ltd.†*	4,688	140,874
Allied Nevada Gold Corp.^*	37,154	172,395
AuRico Gold, Inc.†*	17,250	73,830
Barrick Gold Corp.†	35,000	670,250
E.I. du Pont de Nemours & Co.	700	39,634
Eldorado Gold Corp.†*	23,149	197,924
Endeavour Silver Corp.^†*	18,400	91,632
Franco-Nevada Corp.†*	4,280	194,098
Freeport-McMoRan Copper & Gold, Inc.	13,500	407,970
Goldcorp, Inc.†*	6,093	179,743
Hecla Mining Co.	40,796	139,522
IAMGOLD Corp.†*	21,100	127,022
Kinross Gold Corp.†	22,598	124,289
Lyondellbasell Industries NV†	1,400	98,210
New Gold, Inc.^†*	14,892	100,372
North American Palladium Ltd.^†	76,993	77,763
Pretium Resources, Inc.^†	10,327	87,160
Royal Gold, Inc.*	2,424	140,665
Rubicon Minerals Corp.^†	61,044	94,008
Silver Wheaton Corp.†*	6,958	183,343

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 63.9% (Continued)	Shares	Value
Materials - 11.7% (Continued)
Stillwater Mining Co.^*	10,874	$123,855
Taseko Mines Ltd.^†	149,550	308,073
The Mosaic Co.	10,000	416,500
Timmins Gold Corp.^†	70,815	138,089
		4,327,221
Telecommunication Services - 0.4%
T-Mobile US, Inc.^	6,300	147,105
TOTAL COMMON STOCKS (Cost $23,806,692)		23,709,489

REITS - 1.3%
Financials - 1.3%
Plum Creek Timber Co., Inc.*	3,998	177,151
Redwood Trust, Inc.*	7,226	128,551
Weyerhaeuser Co.*	6,200	169,756
TOTAL REITS (Cost $489,230)		475,458

	Principal
CORPORATE BONDS - 1.3%	Amount
Harrah’s Operating Company, Inc., 5.375%, 12/15/2013	$250,000	249,375
Taseko Mines Ltd., 7.750%, 04/15/2019	250,000	247,500
TOTAL CORPORATE BONDS (Cost $489,694)		496,875

EXCHANGE-TRADED FUNDS - 8.1%	Shares
Greenhaven Continuous Commodity Index Fund^*	2,123	57,024
iShares Barclays MBS Bond Fund *	735	76,624
iShares Floating Rate Bond *	1,591	80,600
iShares iBoxx Investment Grade Corp. Bond *	533	60,256
iShares MSCI Emerging Markets Index Fund	10,000	380,400
PIMCO Total Return ETF *	892	93,089
PowerShares Emerging Markets Sovereign Debt Portfolio *	2,651	69,827
PowerShares S&P 500 Buywrite *	3,095	62,333
PowerShares S&P 500 Low Volatility *	4,039	123,795
PowerShares Senior Loan *	2,581	63,854
ProShares UltraShort S&P 500^	10,000	390,800

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

EXCHANGE-TRADED FUNDS - 8.1%	Shares	Value
SPDR DB International Government
Inflation-Protected Bond^*	794	$45,623
SPDR S&P 500 ETF Trust	2,800	458,220
Sprott Physical Gold Trust Unit^†*	24,486	286,729
Sprott Physical Platinum & Palladium Trust^†*	61,043	561,840
Sprott Physical Silver Trust^†*	19,629	185,298
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,129,936)		2,996,312

CLOSED-END MUTUAL FUNDS - 3.1%
Central Fund of Canada Ltd.†*	71,060	1,136,960
PennantPark Investment Corp.*	1,800	19,962
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $1,119,446)		1,156,922

PURCHASED OPTIONS - 1.6%	Contracts
Put Options - 1.6%
Hewlett-Packard Co.
Expiration: January 2014, Exercise Price: $15.00	250	6,000
S&P 500 Index
Expiration: September 2013, Exercise Price: $1,500.00	65	32,500
Expiration: December 2013, Exercise Price: $1,650.00	75	562,500
Total Put Options		601,000
TOTAL PURCHASED OPTIONS (Cost $766,761)		601,000

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

SHORT-TERM INVESTMENTS - 29.0%	Shares	Value
MONEY MARKET FUNDS - 29.0%
Fidelity Institutional Government Portfolio -
Class I, 0.01%+	10,745,028	$10,745,028
TOTAL SHORT-TERM INVESTMENTS - 29.0%		10,745,028
TOTAL INVESTMENTS (Cost $40,546,787) - 108.3%		40,181,084
Liabilities in Excess of Other Assets - (8.3)%		(3,065,816)
TOTAL NET ASSETS - 100.0%		$37,115,268

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund’s 7-day yield as of August 31, 2013.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

COMMON STOCKS - 6.7%	Shares	Value
Energy - 1.2%
Petrochina Co. Ltd. - ADR†	1,435	$156,128
Petroleo Brasileiro SA - ADR†	9,190	124,249
Suncor Energy, Inc.†	4,326	146,522
		426,899
Financials - 0.9%
China Life Insurance Co. Ltd. ADR†	4,860	178,119
WestPac Banking Corp. - ADR†	6,090	170,764
		348,883
Industrials - 1.1%
Caterpillar, Inc.	2,115	174,572
Deere & Co.	700	58,548
Terex Corp.	5,890	170,810
		403,930
Information Technology - 0.1%
Intel Corp.	1,400	30,772
International Business Machines Corp.	100	18,227
		48,999
Materials - 2.3%
BHP Billiton Ltd. - ADR†	2,127	134,597
Freeport-McMoRan Copper & Gold, Inc.	4,602	139,072
Rio Tinto PLC - ADR†	2,935	132,398
Southern Copper Corp.	5,142	141,405
Teck Resources Ltd.†	4,164	105,099
Vale SA - ADR†	12,894	185,802
		838,373
Telecommunication Services - 1.1%
Crown Castle International Corp.	3,246	225,337
SBA Communications Corp.	2,453	183,975
		409,312
TOTAL COMMON STOCKS (Proceeds $2,598,360)		2,476,396

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

EXCHANGE-TRADED FUNDS - 8.4%	Shares	Value
iPath Goldman Sachs Crude†	32,517	$828,208
iShares FTSE China 25 Index	23,673	832,343
iShares MSCI Australia Index	27,457	644,690
iShares MSCI Chile Capped ETF	2,931	138,754
SPDR S&P 500 ETF Trust	4,200	687,330
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $3,151,237)		3,131,325

REITS - 0.7%
American Tower Corp.	3,972	276,014
TOTAL REITS (Proceeds $289,939)		276,014

US GOVERNMENT NOTE/BOND - 3.2%
United States Treasury Bonds	1,000,000	1,201,016
TOTAL US GOVERNMENT NOTE/BOND
(Proceeds $1,318,657)		1,201,016
TOTAL SECURITIES SOLD SHORT
(Proceeds $7,358,193)		$7,084,751

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

	Contracts	Value
CALL OPTIONS
Bed Bath & Beyond, Inc.
Expiration: September 2013, Exercise Price: $75.00	14	$1,120
EOG Resources, Inc.
Expiration: September 2013, Exercise Price: $165.00	5	560
Facebook, Inc.
Expiration: September 2013, Exercise Price: $42.50	7	224
Priceline.com, Inc.
Expiration: September 2013, Exercise Price: $940.00	1	950
T-Mobile US, Inc.
Expiration: September 2013, Exercise Price: $25.00	5	125
Total Call Options		2,979

PUT OPTIONS
Deere & Co.
Expiration: September 2013, Exercise Price: $85.00	7	1,729
Facebook, Inc.
Expiration: September 2013, Exercise Price: $37.50	7	39
Expiration: September 2013, Exercise Price: $41.00	7	469
Expiration: September 2013, Exercise Price: $41.50	7	651
Priceline.com, Inc.
Expiration: September 2013, Exercise Price: $940.00	1	1,140
S&P 500 Index
Expiration: December 2013, Exercise Price: $1,450.00	15	26,775
Expiration: December 2013, Exercise Price: $1,500.00	65	165,100
Total Put Options		195,903
TOTAL OPTIONS WRITTEN
(Premiums received $253,492)		$198,882

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Long Contracts
Canadian Dollar
Currency Futures	1	$94,920	September 2013	$17
Euro Fx Currency Futures	1	165,100	September 2013	135
Euro-Schatz Futures	9	1,312,835	September 2013	187
Euro Stoxx 50	1	36,041	September 2013	(49)
FTSE/JSE Top 40	1	36,907	September 2013	606
Hang Seng Index Futures	1	139,069	September 2013	(1,518)
SPI 200 Futures	1	113,882	September 2013	3,091
Swiss Franc Currency Futures	1	134,275	September 2013	4,460
S&P 500 E-mini Futures	1	81,565	September 2013	188
90-Day Bank Bill Futures	5	1,056,981	December 2013	(227)
90-Day Bank Bill Futures	4	843,417	September 2013	294
90-Day Euro Dollar Futures	2	498,500	December 2013	21
90-Day Sterling Futures	10	1,926,847	September 2013	(18)
2-Year U.S. Treasury
Note Futures	15	3,296,250	December 2013	71
				$7,258

Short Contracts
Australian Dollar
Currency Futures	(9)	$(800,280)	September 2013	$38,894
Australian 10-Year
Bond Futures	(2)	(171,077)	September 2013	2,478
Bank Acceptance Futures	(4)	(937,150)	December 2013	(103)
BP Currency Futures	(8)	(774,650)	September 2013	8,140
Canadian Dollar
Currency Futures	(5)	(569,520)	September 2013	17,111
Canadian 10-Year
Bond Futures	(1)	(122,282)	December 2013	(904)
Copper Futures	(6)	(484,950)	December 2013	458
Euro-Bobl Futures	(1)	(165,299)	September 2013	897
Euro-Bund Futures	(2)	(371,807)	September 2013	2,482
Euro Fx Currency Futures	(4)	(660,400)	September 2013	6,339
Japanese Yen Currency Futures	(5)	(637,063)	December 2013	(3,139)

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS (Continued)
at August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Japanese Yen
Currency Futures	(1)	$(127,350)	September 2013	$(2,428)
Long Gilt Futures	(3)	(508,609)	December 2013	(221)
Mexican Peso Futures	(1)	(37,350)	September 2013	1,522
90-Day Euro Dollar Futures	(1)	(248,263)	December 2014	(65)
90-Day Euro Dollar Futures	(1)	(245,938)	December 2015	60
90-Day Euro Dollar Futures	(1)	(247,300)	June 2015	(27)
90-Day Euro Dollar Futures	(1)	(244,475)	June 2016	123
90-Day Euro Dollar Futures	(1)	(247,838)	March 2015	(52)
90-Day Euro Dollar Futures	(1)	(245,200)	March 2016	98
90-Day Euro Dollar Futures	(1)	(246,650)	September 2015	10
90-Day Sterling Futures	(3)	(577,880)	December 2013	14
3 Month Euro Euribor Futures	(4)	(1,316,760)	March 2014	(337)
3 Month Euro Swiss Franc
(Euroswiss) Interest
Rate Futures	(3)	(805,659)	March 2014	(32)
5-Year U.S. Treasury
Note Futures	(1)	(119,680)	December 2013	147
10-Year U.S. Treasury
Note Futures	(7)	(869,969)	December 2013	(901)
30-Year U.S. Treasury
Bond Futures	(2)	(263,813)	December 2013	(972)
				$69,592

As of August 31, 2013, initial margin deposits of $164,732 have been pledged in connection with futures contracts.

The accompanying notes are an integral part of these financial statements.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2013 (Unaudited)

Orinda Income Opportunities Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2013 (Unaudited)

Orinda Income Opportunities Fund

REITS - 15.0%	Shares	Value
American Realty Capital Properties, Inc.	10,000	$134,100
Apollo Commercial Real Estate Finance, Inc.	3,900	58,578
Associated Estates Realty Corp.	5,000	68,850
CBL & Associates Properties, Inc.	6,658	164,652
Chimera Investment Corp.	2,500	7,350
FelCor Lodging Trust, Inc.	14,513	345,409
First Potomac Realty Trust	2,540	63,373
Glimcher Realty Trust	4,500	113,243
Independence Realty Trust, Inc.^	10,900	91,560
iStar Financial, Inc.	25,100	587,089
Monmouth Real Estate Investment Corp.	500	12,515
Newcastle Investment Corp.	17,000	89,590
Northstar Realty Finance Corp.	1,340	33,098
PS Business Parks, Inc.	4,990	123,303
RAIT Financial Trust	14,100	345,691
TOTAL REITS (Cost $2,273,343)		2,238,401

PREFERRED STOCKS - 29.2%
M/I Homes, Inc.	9,000	227,070
Alexandria Real Estate Equities, Inc.	500	11,790
Arbor Realty Trust, Inc.	9,000	222,522
Cedar Realty Trust, Inc.	2,516	58,497
Colony Financial, Inc.	2,852	71,528
Corporate Office Properties Trust	4,494	109,114
DDR Corp.	3,445	78,891
Excel Trust, Inc.	4,644	118,190
Forest City Enterprises, Inc.	1,000	24,700
General Growth Properties, Inc.	12,001	260,182
Glimcher Realty Trust	1,347	32,611
Goldman Sachs Group, Inc.	500	12,225
Inland Real Estate Corp.	14,401	369,386
Investors Real Estate Trust	4,640	120,547
Kennedy-Wilson Holdings, Inc.	4,075	101,936
Kite Realty Group Trust	12,300	311,313
LaSalle Hotel Properties	1,000	24,410
MFA Financial, Inc.	12,935	297,634
National Retail Properties, Inc.^	1,406	28,626
Northstar Realty Finance Corp.	8,500	208,080

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2013 (Unaudited)

Orinda Income Opportunities Fund

PREFERRED STOCKS - 29.2% (Continued)	Shares	Value
Pennsylvania Real Estate Investment Trust	20,053	$506,338
Retail Properties of America, Inc.	2,924	67,661
Summit Hotel Properties	23,856	637,908
Sun Communities, Inc.	300	7,335
Terreno Realty Corp.	1,300	32,988
Winthrop Realty Trust	15,789	424,172
TOTAL PREFERRED STOCKS (Cost $4,408,749)		4,365,654

EXCHANGE-TRADED FUNDS - 1.3%
Direxion Daily 20+ Year Treasury Bear 3x Shares^	300	20,970
ProShares UltraShort Real Estate	2,800	181,832
TOTAL EXCHANGE-TRADED FUNDS (Cost $206,135)		202,802

SHORT-TERM INVESTMENTS - 50.9%
MONEY MARKET FUNDS - 50.9%
Fidelity Institutional Money Market Portfolio -
Class I, 0.05%+	7,619,840	7,619,840
TOTAL SHORT-TERM INVESTMENTS - 50.9%		7,619,840
TOTAL INVESTMENTS (Cost $14,508,067) - 96.4%		14,426,697
Other Assets in Excess of Liabilities - 3.6%		539,729
TOTAL NET ASSETS - 100.0%		$14,966,426

Percentages are stated as a percent of net assets.
^	Non-income producing.
+	The rate shown represents the fund’s 7-day yield as of August 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
at August 31, 2013 (Unaudited)

	Orinda SkyView	Orinda SkyView	Orinda
	Multi-Manager	Macro	Income
	Hedged Equity	Opportunities	Opportunities
	Fund	Fund	Fund
Assets:
Investments, at value (cost of
$133,533,688, $40,546,787 and
$14,508,067, respectively)	$150,245,643	$40,181,084	$14,426,697
Cash	16,951,262	1,382,140	112,794
Deposits at brokers	6,198,453	3,018,618	—
Deposits at brokers – foreign currency	—	1,732	—
Receivables:
Securities sold	756,383	2,539,716	262,657
Fund shares sold	886,400	56,850	1,742,003
Dividends and interest	35,934	48,046	57,798
Advisor	—	—	10,820
Unrealized appreciation on
futures contracts	—	76,850	—
Prepaid expenses	24,683	16,901	36,992
Total assets	175,098,758	47,321,937	16,649,761

Liabilities:
Options written, at value (proceeds
$854,144 and $253,492 and
$0, respectively)	600,750	198,882	—
Securities sold short (proceeds
$39,227,429 and $7,358,193 and
$0, respectively)	40,017,251	7,084,751	—
Payables:
Foreign currency	—	140,594	—
Securities purchased	1,576,559	2,556,642	1,224,556
Fund shares redeemed	443,405	65,205	373,946
Dividends on short positions	34,274	5,617	—
Investment interest payable on short positions	—	2,194	—
Advisory fee	245,077	50,610	—
Administration fee	45,797	31,109	17,326
Distribution fees	15,190	16,603	910
Service fees	9,348	3,989	1,052
Custody fees	1,484	3,898	1,550
Transfer agent fees and expenses	27,533	12,841	7,984
Accrued expenses and other payables	121,671	33,734	56,011
Total liabilities	43,138,339	10,206,669	1,683,335
Net assets	$131,960,419	$37,115,268	$14,966,426

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
at August 31, 2013 (Unaudited)

	Orinda SkyView	Orinda SkyView	Orinda
	Multi-Manager	Macro	Income
	Hedged Equity	Opportunities	Opportunities
	Fund	Fund	Fund
Net assets consist of:
Paid in capital	$117,321,325	$37,849,508	$15,062,193
Accumulated net investment income (loss)	(2,444,470)	(570,855)	51,614
Accumulated net realized gain (loss)
on investments	908,043	(204,289)	(66,011)
Net unrealized appreciation (depreciation) on:
Investments	17,182,451	(199,942)	(81,370)
Options	(470,496)	(165,761)	—
Foreign currency related transactions	(6)	1,705	—
Securities sold short	(789,822)	273,442	—
Written options contracts	253,394	54,610	—
Futures contracts	—	76,850	—
Net assets	$131,960,419	$37,115,268	$14,966,426
Class A:
Net assets applicable to outstanding
Class A shares	$30,564,520	$18,699,486	$5,395,859
Shares issued (Unlimited number of
beneficial interest authorized,
$0.01 par value)	1,147,856	752,834	217,156

Net asset value and
redemption price per share	$26.63	$24.84	$24.85
Maximum offering price per share
(net asset value divided by 95.00%)	$28.03	$26.15	$26.16
Class I:
Net assets applicable to outstanding
Class I shares	$101,395,899	$18,415,782	$9,570,567

Shares issued (Unlimited number of
beneficial interest authorized,
$0.01 par value)	3,780,065	738,556	384,941

Net asset value, offering price and
redemption price per share	$26.82	$24.93	$24.86

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2013 (Unaudited)

	Orinda SkyView	Orinda SkyView	Orinda
	Multi-Manager	Macro	Income
	Hedged Equity	Opportunities	Opportunities
	Fund	Fund	Fund*
Investment income:
Dividends (net of foreign taxes withheld
of $8,527, $4,563 and $0, respectively)	$493,974	$248,302	$69,046
Interest	2,042	19,208	381
Total investment income	496,016	267,510	69,427
Expenses:
Investment advisory fees (Note 5)	1,412,424	425,797	10,451
Administration fees (Note 5)	87,192	64,400	17,326
Distribution fees (Note 6)
Distribution fees – Class A	33,180	24,446	909
Service fees (Note 7)
Service fees – Class A	17,253	14,668	546
Service fees – Class I	33,697	8,734	681
Transfer agent fees and expenses	52,322	29,918	7,984
Federal and state registration fees	28,084	18,420	6,089
Audit fees	13,246	10,375	4,592
Compliance expense	12,266	11,676	1,529
Legal fees	6,302	6,050	1,529
Reports to shareholders	11,594	8,065	2,169
Trustees’ fees and expenses	6,050	3,025	1,019
Custody fees	4,180	7,156	1,550
Other	27,194	23,203	4,841
Total expenses before dividends and
interest on short positions	1,744,984	655,933	61,215
Dividends expense on short positions	167,151	99,514	—
Broker interest expense on short positions	644,051	52,071	—
Investment interest expense
on short positions	—	24,107	—
Total expenses before reimbursement
from advisor	2,556,186	831,625	61,215
Expense reimbursement from
advisor (Note 5)	(82,623)	(134,154)	(43,402)
Net expenses	2,473,563	697,471	17,813
Net investment income (loss)	$(1,977,547)	$(429,961)	$51,614

*	The Orinda Income Opportunities Fund commenced operations on June 28, 2013.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (Continued)
For the Period Ended August 31, 2013* (Unaudited)

	Orinda SkyView	Orinda SkyView	Orinda
	Multi-Manager	Macro	Income
	Hedged Equity	Opportunities	Opportunities
	Fund	Fund	Fund*
Realized and unrealized
gain (loss) on investments:
Net realized gain (loss)
on transactions from:
Investments	$11,051,757	$(308,505)	$(66,011)
Options	1,233,953	(148,808)	—
Foreign currency related transactions	10	1,605	—
Securities sold short	(5,892,439)	19,050	—
Written options contracts	72,116	102,866	—
Futures contracts	243,523	211,488	—
Net change in unrealized gain (loss) on:
Investments	3,089,195	(414,448)	(81,370)
Options	(246,288)	(96,953)	—
Foreign currency related transactions	(2)	(215)	—
Securities sold short	(2,209,918)	444,365	—
Written options contracts	271,670	54,610	—
Futures contracts	(441)	(71,774)	—
Net realized and unrealized
gain (loss) on investments	7,613,136	(206,719)	(147,381)
Net increase (decrease) in net assets
resulting from operations	$5,635,589	$(636,680)	$(95,767)

*	The Orinda Income Opportunities Fund commenced operations on June 28, 2013.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Orinda SkyView Multi-Manager Hedged Equity Fund

	Period Ended
	August 31, 2013	Year Ended
	(Unaudited)	February 28, 2013
Operations:
Net investment loss	$(1,977,547)	$(4,529,282)
Net realized gain (loss) on investments	6,708,920	(3,856,822)
Net change in unrealized appreciation on investments	904,216	6,905,300
Net increase (decrease) in net assets
resulting from operations	5,635,589	(1,480,804)

Distributions to Shareholders From:
Net realized gains
Class A	—	(8,756)
Class C	—	—
Class I	—	(35,211)
Total distributions	—	(43,967)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	11,349,969	15,908,753
Class C shares	—	1,338,030
Class I shares	20,106,097	41,322,650
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	7,493
Class C shares	—	—
Class I shares	—	28,823
Cost of shares redeemed
Class A shares	(3,397,840)	(37,037,954)
Class C shares	—	(5,367,916)
Class I shares	(14,190,123)	(41,156,218)
Redemption fees retained
Class A shares	1,617	3,626
Class C shares	—	—
Class I shares	940	6,358
Net increase (decrease) in net assets
from capital share transactions	13,870,661	(24,946,355)
Total increase (decrease) in net assets	19,506,250	(26,471,126)

Net Assets:
Beginning of period	112,454,169	138,925,295
End of period	$131,960,419	$112,454,169
Accumulated net investment loss	$(2,444,470)	$(466,923)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Orinda SkyView Multi-Manager Hedged Equity Fund

	Period Ended
	August 31, 2013	Year Ended
	(Unaudited)	February 28, 2013
Changes in Shares Outstanding:
Shares sold
Class A shares	434,401	640,779
Class C shares	—	53,665
Class I shares	761,983	1,652,349
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	307
Class C shares	—	—
Class I shares	—	1,176
Shares redeemed
Class A shares	(130,376)	(1,510,948)
Class C shares	—	(221,844)
Class I shares	(538,748)	(1,668,841)
Net increase (decrease) in shares outstanding	527,260	(1,053,357)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Orinda SkyView Macro Opportunities Fund*

	Period Ended
	August 31, 2013	Year Ended
	(Unaudited)	February 28, 2013*
Operations:
Net investment loss	$(429,961)	$(301,919)
Net realized gain (loss) on investments	(122,304)	98,095
Net change in unrealized appreciation (depreciation)
on investments	(84,415)	125,329
Net decrease in net assets
resulting from operations	(636,680)	(78,495)

Distributions to Shareholders From:
Net realized gains
Class A	—	(12,991)
Class I	—	(6,074)
Total distributions	—	(19,065)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	4,512,263	19,163,499
Class I shares	7,326,701	14,112,061
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	12,322
Class I shares	—	6,042
Cost of shares redeemed
Class A shares	(2,817,276)	(1,829,880)
Class I shares	(1,492,619)	(1,146,142)
Redemption fees retained
Class A shares	369	1,590
Class I shares	434	144
Net increase in net assets
from capital share transactions	7,529,872	30,319,636
Total increase in net assets	6,893,192	30,222,076

Net Assets:
Beginning of period	30,222,076	—
End of period	$37,115,268	$30,222,076
Accumulated net investment loss	$(570,855)	$(140,894)

*   The Orinda SkyView Macro Opportunities Fund commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Orinda SkyView Macro Opportunities Fund*

	Period Ended
	August 31, 2013	Year Ended
	(Unaudited)	February 28, 2013*
Changes in Shares Outstanding:
Shares sold
Class A shares	178,165	759,052
Class I shares	289,024	554,369
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	487
Class I shares	—	239
Shares redeemed
Class A shares	(113,042)	(71,828)
Class I shares	(59,723)	(45,353)
Net increase (decrease) in shares outstanding	294,424	1,196,966

*	The Orinda SkyView Macro Opportunities Fund commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Orinda Income Opportunities Fund*

Period Ended
August 31, 2013*
(Unaudited)
Operations:
Net investment income	$51,614
Net realized loss on investments	(66,011)
Net change in unrealized depreciation on investments	(81,370)
Net decrease in net assets resulting from operations	(95,767)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	5,427,297
Class I shares	12,227,029
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—
Class I shares	—
Cost of shares redeemed
Class A shares	—
Class I shares	(2,592,133)
Redemption fees retained
Class A shares	—
Class I shares	—
Net increase in net assets from capital share transactions	15,062,193
Total increase in net assets	14,966,426

Net Assets:
Beginning of period	—
End of period	$14,966,426
Accumulated net investment income	$51,614

*   The Orinda Income Opportunities Fund commenced operations on June 28, 2013.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Orinda Income Opportunities Fund*

Period Ended
August 31, 2013*
(Unaudited)
Changes in Shares Outstanding:
Shares sold
Class A shares	217,156
Class I shares	489,505
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—
Class I shares	—
Shares redeemed
Class A shares	—
Class I shares	(104,564)
Net increase in shares outstanding	602,097

*   The Orinda Income Opportunities Fund commenced operations on June 28, 2013.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Period Ended August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net decrease in net assets from operations	$5,635,589
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(84,010,546)
Proceeds for dispositions of investment securities	97,815,458
Purchase of short term investments, net	(26,590,266)
Decrease in deposits at broker	10,464,860
Decrease in dividends and interest receivable	18,030
Decrease in receivable for securities sold	3,745,089
Decrease in prepaid expenses and other assets	15,223
Increase in options written	432,420
Decrease in unrealized appreciation on futures contracts	441
Increase in proceeds on securities sold short	4,729,202
Decrease in payable for securities purchased	(396,666)
Decrease in payable for dividends on short positions	(2,842)
Increase in accrued management fees	65,242
Increase in accrued administration fees	13,412
Increase in distribution and service fees	8,728
Increase in custody fees	1,200
Increase in transfer agent expenses	8,669
Increase in other accrued expenses	87,813
Unrealized depreciation on securities	(2,842,907)
Net realized gain on investments	(12,285,710)
Net cash used in operating activities	(3,087,561)

Cash flows from financing activities:
Proceeds from shares sold	30,888,139
Payment on shares redeemed	(17,749,316)
Distributions paid in cash	—
Net cash provided by financing activities	13,138,823
Net increase in cash	10,051,262

Cash:
Beginning balance	6,900,000
Ending balance	$16,951,262

Supplemental information:
Cash paid for interest	$644,051

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Period Ended August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net decrease in net assets from operations	$(636,680)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(39,045,618)
Proceeds for dispositions of investment securities	35,935,517
Purchase of short term investments, net	(5,696,052)
Increase in deposits at broker	(826,927)
Decrease in deposit at broker-foreign currency	217
Decrease in dividends and interest receivable	416
Increase in receivable for securities sold	(15,733)
Decrease in variation margin receivable	71,774
Decrease in prepaid expenses and other assets	22,588
Increase in options written	198,882
Increase in foreign currency payable	78,903
Increase in proceeds on securities sold short	1,193,179
Decrease in due to custodian	(221,816)
Increase in payable for securities purchased	1,432,292
Increase in payable for dividends on short positions	3,532
Increase in payable for investment interest on short positions	357
Increase in accrued management fees	22,841
Increase in accrued administration fees	11,687
Increase in distribution and service fees	10,781
Increase in custody fees	3,167
Increase in transfer agent expenses	6,161
Decrease in other accrued expenses	(31,249)
Unrealized appreciation on securities	511,401
Net realized loss on investments	457,313
Net cash used in operating activities	(6,513,067)

Cash flows from financing activities:
Proceeds from shares sold	12,139,791
Payment on shares redeemed	(4,244,584)
Distributions paid in cash	—
Net cash provided by financing activities	7,895,207
Net increase in cash	1,382,140

Cash:
Beginning balance	—
Ending balance	$1,382,140

Supplemental information:
Cash paid for interest	$52,071

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Orinda SkyView Multi-Manager Hedged Equity Fund

For a capital share outstanding throughout each period

Class A
	For the Six
	Months Ended		For the	March 31, 2011
	August 31,		Year Ended	through
	2013		February 28,	February 29,
	(Unaudited)		2013	2012*
Net Asset Value – Beginning of Period	$25.43		$25.43	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.30)		(1.33)	(0.21)
Net realized and unrealized gain (loss) on investments	1.50		1.34	0.64
Total from investment operations	1.20		0.01	0.43
Less Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		(0.01)	—
Total distributions	—		(0.01)	—
Net Asset Value – End of Period	$26.63		$25.43	$25.43
Total Return	4.72	%+	0.04%	1.72	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$30,564		$21,461	$43,583
Ratio of operating expenses to average net assets:
Before Reimbursements	4.40	%^	4.86%	4.38	%^
After Reimbursements	4.26	%^	4.72%	3.90	%^
Ratio of interest expense and dividends on short positions
to average net assets	1.31	%^	1.77%	0.95	%^
Ratio of operating expenses excluding interest expense and
dividend payments on short positions to average net assets:
Before Reimbursements	3.09	%^	3.09%	3.43	%^
After Reimbursements	2.95	%^	2.95%	2.95	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(1.48	)%^	(3.85)%	(3.68	)%^
After Reimbursements	(1.34	)%^	(3.71)%	(3.20	)%^
Portfolio turnover rate	104	%+	130%	87	%+

*	Commencement of operations for Class A shares was March 31, 2011.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Orinda SkyView Multi-Manager Hedged Equity Fund

For a capital share outstanding throughout each period

Class I
	For the Six
	Months Ended		For the	March 31, 2011
	August 31,		Year Ended	through
	2013		February 28,	February 29,
	(Unaudited)		2013	2012*
Net Asset Value – Beginning of Period	$25.58		$25.50	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.40)		(0.91)	(0.28)
Net realized and unrealized gain (loss) on investments	1.64		1.00	0.78
Total from investment operations	1.24		0.09	0.50
Less Distributions:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		(0.01)	—
Total distributions	—		(0.01)	—
Net Asset Value – End of Period	$26.82		$25.58	$25.50
Total Return	4.85	%+	0.35%	2.00	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$101,396		$90,993	$91,096
Ratio of operating expenses to average net assets:
Before Reimbursements	4.10	%^	4.68%	4.14	%^
After Reimbursements	3.97	%^	4.52%	3.60	%^
Ratio of interest expense and dividends on short positions
to average net assets	1.33	%^	1.88%	0.96	%^
Ratio of operating expenses excluding interest expense and
dividend payments on short positions to average net assets:
Before Reimbursements	2.77	%^	2.80%	3.18	%^
After Reimbursements	2.64	%^	2.64%	2.64	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(3.29	)%^	(3.63)%	(3.46	)%^
After Reimbursements	(3.16	)%^	(3.47)%	(2.92	)%^
Portfolio turnover rate	104	%+	130%	87	%+

*	Commencement of operations for Class I shares was March 31, 2011.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Orinda SkyView Macro Opportunities Fund

For a capital share outstanding throughout each period

Class A
	For the Six
	Months Ended		April 30, 2012
	August 31,		through
	2013		February 28,
	(Unaudited)		2013*
Net Asset Value – Beginning of Period	$25.22		$25.00
Income from Investment Operations:
Net investment income (loss)	(0.30)		(0.32)
Net realized and unrealized gain (loss) on investments	(0.08)		0.56
Total from investment operations	(0.38)		0.24
Less Distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	—		(0.02)
Total distributions	—		(0.02)
Net Asset Value – End of Period	$24.84		$25.22
Total Return	(1.51	)%+	0.96	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$18,699		$17,347
Ratio of operating expenses to average net assets:
Before Reimbursements	4.63	%^	5.49	%^
After Reimbursements	3.91		3.80	%^
Ratio of interest expense and dividends on short positions
to average net assets	0.95	%^	0.84	%^
Ratio of operating expenses excluding interest expense and
dividend payments on short positions to average net assets:
Before Reimbursements	3.68	%^	4.65	%^
After Reimbursements	2.96	%^	2.96	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(3.18	)%^	(4.20	)%^
After Reimbursements	(2.46	)%^	(2.51	)%^
Portfolio turnover rate	129	%+	205	%+

*	Commencement of operations for Class A shares was April 30, 2012.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Orinda SkyView Macro Opportunities Fund

For a capital share outstanding throughout each period

Class I
	For the Six
	Months Ended		April 30, 2012
	August 31,		through
	2013		February 28,
	(Unaudited)		2013*
Net Asset Value – Beginning of Period	$25.28		$25.00
Income from Investment Operations:
Net investment income (loss)	(0.25)		(0.16)
Net realized and unrealized gain (loss) on investments	(0.10)		0.46
Total from investment operations	(0.35)		0.30
Less Distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	—		(0.02)
Total distributions	—		(0.02)
Net Asset Value – End of Period	$24.93		$25.28
Total Return	(1.34	)%+	1.20	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$18,416		$12,875
Ratio of operating expenses to average net assets:
Before Reimbursements	4.34	%^	5.77	%^
After Reimbursements	3.61	%^	3.46	%^
Ratio of interest expense and dividends on short positions
to average net assets	0.95	%^	0.80	%^
Ratio of operating expenses excluding interest expense and
dividend payments on short positions to average net assets:
Before Reimbursements	3.39	%^	4.97	%^
After Reimbursements	2.66	%^	2.66	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(2.90	)%^	(4.41	)%^
After Reimbursements	(2.17	)%^	(2.10	)%^
Portfolio turnover rate	129	%+	205	%+

*	Commencement of operations for Class I shares was April 30, 2012.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Orinda Income Opportunities Fund

For a capital share outstanding throughout the period

Class A
	June 28, 2013
	through
	August 31, 2013*
	(Unaudited)
Net Asset Value – Beginning of Period	$25.00
Income from Investment Operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investments	(0.23)
Total from investment operations	(0.15)
Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$24.85
Total Return	(0.60	)%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,396
Ratio of operating expenses to average net assets:
Before Reimbursements	6.50	%^
After Reimbursements	1.90	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	0.13	%^
After Reimbursements	4.73	%^
Portfolio turnover rate	88	%+

*	Commencement of operations for Class A shares was June 28, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Orinda Income Opportunities Fund

For a capital share outstanding throughout the period

Class I
	June 28, 2013
	through
	August 31, 2013*
	(Unaudited)
Net Asset Value – Beginning of Period	$25.00
Income from Investment Operations:
Net investment income (loss)	0.09
Net realized and unrealized gain (loss) on investments	(0.23)
Total from investment operations	(0.14)
Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$24.86
Total Return	(0.56	)%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$9,570
Ratio of operating expenses to average net assets:
Before Reimbursements	5.51	%^
After Reimbursements	1.60	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	1.14	%^
After Reimbursements	5.05	%^
Portfolio turnover rate	88	% +

*	Commencement of operations for Class I shares was June 28, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Orinda SkyView Multi-Manager Hedged Equity Fund (the “Hedged Equity” Fund), the Orinda SkyView Macro Opportunities Fund (the “Macro Opportunities” Fund), and the Orinda Income Opportunities Fund (the “Income Opportunities” Fund, and each a “Fund” and collectively the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which are registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as open-end management investment companies.  The investment objective of the Hedged Equity Fund is long-term capital appreciation, and in pursuing its objective, the Fund looks to emphasize risk-adjusted returns and reduced volatility compared to traditional broad-based equity market indices.  The Hedged Equity Fund commenced operations on March 31, 2011 and during the period March 31, 2011 through February 28, 2013, offered Class A, Class C and Class I shares.  On August 31, 2012, Class C shares were closed and existing shares were converted to Class A shares pursuant to an action approved by the Board of Trustees.  The Hedged Equity Fund currently offers Class A and Class I shares.  The investment objective of the Macro Opportunities Fund is to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles.  In pursuing its objective, the Macro Opportunities Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices.  The Macro Opportunities Fund commenced operations on April 30, 2012 and offers Class A and Class I shares.  The investment objective of the Income Opportunities Fund is to maximize current income with potential for modest growth of capital.  The Income Opportunities Fund commenced operations on June 28, 2013 and offers Class A and Class I shares.  Each class of shares differs principally in its respective shareholder servicing expenses, distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.  Therefore, no Federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended 2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Funds, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

F.
Redemption Fees:  The Hedged Equity Fund and Macro Opportunities Fund each charge a 1% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

G.
Options Transactions:  The Funds may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

H.
Futures Contracts and Options on Futures Contracts:  The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Funds use futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

asset at a specified price on a specified date.  Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds.  Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.  With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

I.
Leverage and Short Sales:  The Funds may use leverage in connection with their investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Funds if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Funds will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Funds of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Funds will realize a loss.  The risk on a short sale is unlimited because the Funds must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Funds would also incur increased transaction costs associated with selling securities short.  In addition, if the Funds sell securities short, they must maintain a segregated account with their custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Funds’ broker (not including the proceeds from the short sales).  The Funds may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

collateral needs thus reducing their overall managed assets available for trading purposes.  The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

J.
Mutual Fund and ETF Trading Risk:  The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Funds will indirectly bear their proportionate share of the costs.

K.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended February 28, 2013, the Funds made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Hedged Equity Fund	4,060,103	(137,335)	(3,922,768)
Macro Opportunity Fund	161,025	(161,025)	—

L.
Offsetting Assets & Liabilities:  The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The Funds’ policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts.  During the period ended August 31, 2013, the Funds were not subject to any master netting arrangements.  For additional information regarding the offsetting assets and liabilities at August 31, 2013, please reference the table in Note 4.

M.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Hedged Equity Fund’s securities as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$20,209,343	$—	$—	$20,209,343
Consumer Staples	2,483,149	—	—	2,483,149
Energy	3,975,959	—	—	3,975,959
Financials	9,523,127	—	—	9,523,127
Health Care	7,249,561	—	—	7,249,561
Industrials	16,192,136	—	—	16,192,136
Information Technology	26,919,436	—	—	26,919,436
Materials	1,284,848	—	—	1,284,848
Telecommunication Services	184,624	—	—	184,624
Utilities	777,363	—	—	777,363
Total Common Stock	88,795,546	—	—	88,795,546
Convertible Preferred Stock	141,168	—	—	141,168
Exchange-Traded Funds	1,936,460	—	—	1,936,460
Purchased Options
Call Options	1,671,855	—	—	1,671,855
Put Options	1,890,140	—	—	1,890,140
Total Purchased Options	3,561,995	—	—	3,561,995
Short-Term Investments	55,810,474	—	—	55,810,474
Total Investments in Securities	$150,245,643	$—	$—	$150,245,643
Securities Sold Short	$40,017,251	$—	$—	$40,017,251
Written Options
Call Options	$3,500	$—	$—	$3,500
Put Options	597,250	—	—	597,250
Total Written Options	$600,750	$—	$—	$600,750

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund’s securities as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,550,009	$—	$—	$3,550,009
Consumer Staples	435,562	—	—	435,562
Energy	3,206,370	—	—	3,206,370
Financials	2,630,727	—	—	2,630,727
Health Care	2,056,738	—	—	2,056,738
Industrials	2,681,381	—	—	2,681,381
Information Technology	4,674,376	—	—	4,674,376
Materials	4,327,221	—	—	4,327,221
Telecommunication Services	147,105	—	—	147,105
Total Common Stock	23,709,489	—	—	23,709,489
REITs	475,458	—	—	475,458
Corporate Bonds	—	496,875	—	496,875
Exchange-Traded Funds	2,996,312	—	—	2,996,312
Closed-End Mutual Funds	1,156,922	—	—	1,156,922
Purchased Options
Put Options	601,000	—	—	601,000
Total Purchased Options	601,000	—	—	601,000
Short-Term Investments	10,745,028	—	—	10,745,028
Total Investments
in Securities	$39,684,209	$496,875	$—	$40,181,084
Total Securities Sold Short	$7,084,751	$—	$—	$7,084,751
Written Options
Call Options	$2,979	$—	$—	2,979
Put Options	195,903	—	—	195,903
Total Written Options	$198,882	$—	$—	198,882
Other Financial
Instruments*
Long Futures Contracts	$7,258	$—	$—	$7,258
Short Futures Contracts	69,592	—	—	69,592
Total Other Financial
Instruments	$76,850	$—	$—	$76,850

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

The following is a summary of the fair valuation hierarchy of the Income Opportunities Fund’s securities as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
REITs	$2,238,401	$—	$—	$2,238,401
Preferred Stocks	4,365,654	—	—	4,365,654
Exchange-Traded Funds	202,802	—	—	202,802
Short-Term Investments	7,619,840	—	—	7,619,840
Total Investments
in Securities	$14,426,697	$—	$—	$14,426,697

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2013, the Funds recognized no transfers between levels.  There were no level 3 securities held in the Funds on August 31, 2013.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds’ results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information
The average monthly market values of purchased and written options during the period ended August 31, 2013 for the Hedged Equity Fund were $2,739,718 and

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

$731,875, respectively.  The average monthly notional amount of long futures contracts during the period ended August 31, 2013 was $1,758,697.

The average monthly market values of purchased and written options during the period ended August 31, 2013 for the Macro Opportunities Fund were $457,525 and $229,465, respectively.  The average monthly notional amounts of long and short futures contracts during the period ended August 31, 2013 were $5,129,939 and $9,469,858, respectively.

Orinda SkyView Multi-Manager Hedged Equity Fund

Transactions in written options contracts for the period ended August 31, 2013, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	(1,314)	$(150,054)
Options written	(1,650)	(1,308,690)
Options closed	2,164	514,142
Options expired	—	—
Options exercised	300	90,458
Outstanding at August 31, 2013	(500)	$(854,144)

Orinda SkyView Macro Opportunities Fund

Transactions in written options contracts for the period ended August 31, 2013, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	—	$—
Options written	(2,210)	(524,300)
Options closed	217	141,196
Options expired	916	64,479
Options exercised	936	65,133
Outstanding at August 31, 2013	(141)	$(253,492)

As of August 31, 2013, the Macro Opportunities Fund held the following long futures contracts: 2 90-Day Euro Dollar, 9 90-Day Bank Bill, 10 90-Day Sterling, 1 Canadian Dollar Currency, 1 Swiss Franc Currency, 1 Euro Fx Currency, 1 Euro Stoxx 50, 9 Euro-Schatz, 1 FTSE/JSE Top 40, 1 Hang Seng Index, 1 S&P 500 E-mini, 1 SPI 200, and 15 2-Year U.S. Treasury Note for delivery at various times.  The Fund has recorded an unrealized gain of $7,258 as of August 31, 2013 related to these contracts.

As of August 31, 2013, the Macro Opportunities Fund also held the following short futures contracts: 4 3-Month Euro Euribor, 3 90-Day Sterling, 7 90-Day Euro Dollar, 9 Australian Dollar Currency, 2 Australian 10-Year Bond, 4 Bank Acceptance, 8 BP Currency, 6 Canadian Dollar Currency, 1 Canadian 10-Year Bond, 6 Copper, 3 3-Month

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

Euro Swiss Franc (Euroswiss) Interest Rate, 4 Euro Fx Currency, 1 Euro-Bobl, 2 Euro-Bund, 6 Japanese Yen Currency, 3 Long Gilt, 1 Mexican Peso, 7 10-Year U.S. Treasury, 1 5-Year U.S. Treasury, and 2 30-Year U.S. Treasury Bond for delivery at various times.  The Fund has recorded an unrealized gain of $69,592 as of August 31, 2013 related to these contracts.

The locations on the Statement of Assets and Liabilities of the Hedged Equity Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2013 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted
for as hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Equity Contracts –	Investments,		Options
Options	at fair value	$3,561,995	written, at value	$600,750
Total			$3,561,995	$600,750

The effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$1,233,953	$72,116	$243,523	$1,549,592
Total	$1,233,953	$72,116	$243,523	$1,549,592

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(246,288)	$271,670	$(441)	$24,941
Total	$(246,288)	$271,670	$(441)	$24,941

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

The locations on the Statement of Assets and Liabilities of the Macro Opportunities Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2013 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted
for as hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Equity Contracts –	Investments,		Options
Options	at fair value	$601,000	written, at value	$198,882
	Net Assets –		Net Assets –
	unrealized		unrealized
	appreciation		depreciation
Interest Rate Contracts –	on futures		on futures
Futures*	contracts	$12,747	contracts	$5,426
	Net Assets –		Net Assets –
	unrealized		unrealized
	appreciation		depreciation
Foreign Exchange Contracts –	on futures		on futures
Futures*	contracts	$75,096	contracts	$5,567
Total	$688,843	$209,875

*	Includes cumulative appreciation of futures contracts as reported in the Schedule of Futures Contracts. The current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(148,808)	$102,866	$—	$(45,942)
Interest Rate/Foreign Exchange Contracts	—	—	$211,488	$211,488
Total	$(148,808)	$102,866	$211,488	$165,546

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(96,953)	$54,610	$—	$(42,343)
Interest Rate/Foreign Exchange Contracts	—	—	$(71,775)	$(71,775)
Total	$(96,953)	$54,610	$(71,775)	$(114,118)

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

The table below shows the offsetting assets and liabilities relating to the written options and futures contracts shown on the Statement of Assets and Liabilities.

Orinda SkyView Multi-Manager Hedged Equity Fund
Assets:
Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
None	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Liabilities:
Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Written
Options	$600,750	$—	$600,750	$—	$600,750	$—
	$600,750	$—	$600,750	$—	$600,750	$—

Orinda SkyView Macro Opportunities Fund
Assets:
Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Futures
Contracts	$87,744	$(10,994)	$76,750	$—	$76,750	$—
	$87,744	$(10,994)	$76,750	$—	$76,750	$—

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

Liabilities:
				Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Written
Options	$198,882	$—	$198,882	$—	$198,882	$—
Futures
Contracts	10,994	$(10,994)	—	$—	—	$—
	$209,876	$(10,994)	$198,882	$—	$198,882	$—

For additional information, please reference to the “Offsetting Assets and Liabilities” section in Note 2.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended August 31, 2013, Orinda Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 2.30% based upon the average daily net assets of the Hedged Equity and Macro Opportunities Funds.  The advisor receives a monthly fee at the annual rate of 1.00% for the Income Opportunities Fund.  For the period ended August 31, 2013, the Hedged Equity, Macro Opportunities, and Income Opportunities Funds incurred $1,412,424, $425,797, and $10,451 in advisory fees, respectively.  Advisory fees payable at August 31, 2013 for the Hedged Equity, Macro Opportunities and Income Opportunities Funds were $245,077, $50,610 and $0, respectively.  The Advisor has delegated the day to day management of the Hedged Equity and Macro Opportunities Funds to various Sub-Advisors.  The Advisor pays the Sub-Advisor fees for each of the Funds from its own assets and these fees are not an additional expense of the Funds.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund
Class A	2.95%
Class I	2.64%
Orinda SkyView Macro Opportunities Fund
Class A	2.96%
Class I	2.66%
Orinda Income Opportunities Fund
Class A	1.90%
Class I	1.60%

Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds’ obligations are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Funds’ expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the period ended August 31, 2013, the Advisor reduced its fees and absorbed Fund expenses in the amount of $82,623, $134,154 and $43,402 for the Hedged Equity, Macro Opportunities and Income Opportunities Funds, respectively.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:
	2015	2016	2017	Total
Hedged Equity Fund	$292,320	$195,481	$82,623	$570,424
Macro Opportunities Fund	$—	$236,777	$134,154	$370,931
Income Opportunities Fund	$—	$—	$43,402	$43,402

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended August 31, 2013, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund
Administration & fund accounting	$87,192
Custody	$4,180
Transfer agency(a)	$45,819
Chief Compliance Officer	$12,266
(a) Does not include out-of-pocket expenses.
Orinda SkyView Macro Opportunities Fund
Administration & fund accounting	$64,400
Custody	$7,156
Transfer agency(a)	$25,126
Chief Compliance Officer	$11,676
(a) Does not include out-of-pocket expenses.
Orinda Income Opportunities Fund
Administration & fund accounting	$17,326
Custody	$1,550
Transfer agency(a)	$6,795
Chief Compliance Officer	$1,529
(a) Does not include out-of-pocket expenses.

At August 31, 2013, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Orinda SkyView Multi-Manager Hedged Equity Fund
Administration & fund accounting	$45,797
Custody	$1,484
Transfer agency(a)	$23,409
Chief Compliance Officer	$6,338
(a) Does not include out-of-pocket expenses.
Orinda SkyView Macro Opportunities Fund
Administration & fund accounting	$31,109
Custody	$3,898
Transfer agency(a)	$11,148
Chief Compliance Officer	$6,169
(a) Does not include out-of-pocket expenses.
Orinda Income Opportunities Fund
Administration & fund accounting	$17,326
Custody	$1,550
Transfer agency(a)	$6,795
Chief Compliance Officer	$1,529
(a) Does not include out-of-pocket expenses.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares and up to 1.00% for the Hedged Equity Fund’s former Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended August 31, 2013, the Hedged Equity, Macro Opportunities and Income Opportunities Funds incurred distribution expenses on their Class A shares of $33,180, $24,446 and $909, respectively.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Hedged Equity Fund may pay servicing fees at an annual rate of 0.13% of the average daily net assets of the Class A shares and 0.07% of the average daily net assets of the Class I shares and the Macro Opportunities Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class I shares.  The Income Opportunities Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class I shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended August 31, 2013, the Funds incurred, under the Agreement, shareholder servicing fees as follows:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund
Class A	$17,253
Class I	$33,697
Orinda SkyView Macro Opportunities Fund
Class A	$14,668
Class I	$8,734
Orinda Income Opportunities Fund
Class A	$546
Class I	$681

NOTE 8 – SECURITIES TRANSACTIONS

For the period ended August 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Hedged Equity Fund	$84,010,546	$97,815,458
Macro Opportunities Fund	$39,045,618	$35,935,517
Income Opportunities Fund	$9,510,811	$2,556,573

There were no purchases or sales of long-term U.S. Government securities.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Hedged	Macro
	Equity	Opportunities
	Fund	Fund
Cost of investments(a)	$110,704,083	$32,263,734
Gross unrealized appreciation	13,836,164	916,075
Gross unrealized depreciation	(2,208,576)	(836,164)
Net unrealized appreciation	11,627,588	79,911
Undistributed ordinary income	—	76,709
Undistributed long-term
capital gain	—	4,344
Total distributable earnings	—	81,053
Other accumulated
gains/(losses)	(2,624,083)	(258,524)
Total accumulated
earnings/(losses)	$9,003,505	$(97,560)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales, partnership income and outstanding constructive sales.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

At February 28, 2013, the Hedged Equity Fund had long-term tax basis capital losses with no expiration date of $2,116,972 to offset future capital gains.  At February 28, 2013, the Macro Opportunities Fund had no tax basis capital losses to offset future capital gains.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2013 and 2012 were as follows:

	Year Ended	Period Ended
	February 28, 2013	February 29, 2012
Hedged Equity Fund
Ordinary income	$—	$—
Long-term capital gains	43,967	—

	Period Ended
	February 28, 2013
Macro Opportunities Fund
Ordinary income	$—
Long-term capital gains	19,065

At February 28, 2013, the following funds deferred, on a tax basis, post-October losses of:

Late Year Ordinary
Loss Deferral
Hedged Equity Fund	$437,979
Macro Opportunities Fund	—

NOTE 10 – SIGNIFICANT OWNERSHIP CONCENTRATION

At August 31, 2013, the Hedged Equity Fund invested 42.3% of its total net assets in the Fidelity Institutional Treasury Only Portfolio – Class I.  The Fidelity Institutional Treasury Only Portfolio – Class I seeks to invest in securities whose interest is exempt from state and local income taxes.  The Fidelity Institutional Treasury Only Portfolio – Class I will normally invest at least 80% of its assets in U.S. Treasury securities and related repurchase agreements.

At August 31, 2013, the Macro Opportunities Fund invested 29.0% of its total net assets in the Fidelity Institutional Government Portfolio – Class I.  The Fidelity Institutional Government Portfolio – Class I seeks to earn the highest amount of current income possible while maintaining principal and liquidity.  The Fidelity Institutional Government Portfolio – Class I will normally invest at least 80% of its assets in U.S. government securities and related repurchase agreements.

At August 31, 2013, the Income Opportunities Fund invested 50.9% of its total net assets in the Fidelity Institutional Money Market Portfolio – Class I.  The Fidelity Institutional Money Market Portfolio – Class I seeks to earn the highest amount of current

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

income possible while maintaining principal and liquidity.  The Fidelity Institutional Money Market Portfolio – Class I will invest predominantly in dollar-denominated money market securities.  However, the fund is required to invest more than 25% of its assets in the financial services industry and may also enter into reverse repurchase agreements.

At August 31, 2013, the Income Opportunities Fund invested 50.9% of its total net assets in the Fidelity Institutional Money Market Portfolio – Class I.  The Fidelity Institutional Money Market Portfolio – Class I seeks to earn the highest amount of current income possible while maintaining principal and liquidity.  The Fidelity Institutional Money Market Portfolio – Class I will invest predominantly in dollar-denominated money market securities.  However, the fund is required to invest more than 25% of its assets in the financial services industry and may also enter into reverse repurchase agreements.

EXPENSE EXAMPLE
August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2013 to August 31, 2013.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
August 31, 2013 (Unaudited)

Orinda SkyView Multi-Manager Hedged Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/13	8/31/13	3/1/13 – 8/31/13
Actual
Class A	$1,000.00	$1,047.20	$21.98
Class I	$1,000.00	$1,048.50	$20.45
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,003.73	$21.52
Class I	$1,000.00	$1,005.24	$20.02

(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 4.26% and 3.96%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

EXPENSE EXAMPLE
August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2013 to August 31, 2013.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
August 31, 2013 (Unaudited)

Orinda SkyView Macro Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/13	8/31/13	3/1/13 – 8/31/13
Actual
Class A	$1,000.00	$ 984.90	$19.51
Class I	$1,000.00	$ 986.60	$18.08
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,005.55	$19.71
Class I	$1,000.00	$1,007.01	$18.26

(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 3.90% and  3.61%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

EXPENSE EXAMPLE
August 31, 2013 (Unaudited)

Orinda Income Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from June 28, 2013 (inception) to August 31, 2013.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
August 31, 2013 (Unaudited)

Orinda Income Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	6/28/13	8/31/13	6/28/13 – 8/31/13
Actual
Class A	$1,000.00	$ 994.00	$3.32
Class I	$1,000.00	$ 994.40	$2.80
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,005.44	$3.34
Class I	$1,000.00	$1,005.96	$2.81

(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 1.90% and  1.60%, respectively, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the period).

NOTICE TO SHAREHOLDERS
at August 31, 2013 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-467-4632.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

APPROVAL OF INVESTMENT
SUB-ADVISORY AGREEMENT (Unaudited)

Orinda SkyView Macro Opportunities Fund

At a meeting held March 15-16, 2013, the members present of the Board of Trustees (“Board”) of Advisors Series Trust (the “Trust”), including the majority of the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), unanimously approved a new sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, Orinda Asset Management, LLC (“Orinda” or the “Advisor”) and Glaxis Capital Management, LLC (“Glaxis” or the “sub-advisor”) for the Orinda SkyView Macro Opportunities Fund (the “Fund”) for a period not to exceed two years.  The Board considered that the terms and conditions of the proposed Sub-Advisory Agreement with Glaxis are generally similar in all material respects to the terms and conditions of the other sub-advisory agreements with the Fund’s other sub-advisors, except for the sub-advisory agreement with SkyView Investment Advisors, LLC, which serves in a unique capacity as “lead sub-advisor”.  The Board also considered that the fees payable to Glaxis under the proposed Sub-Advisory Agreement would not result in an increase in the Fund’s advisory fee levels previously approved by the Fund’s initial shareholders or in an increase in the fee levels retained by Orinda after payment of the sub-advisory fees to the sub-advisors.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Sub-Advisory Agreement:

The Board considered the overall fairness of the Sub-Advisory Agreement and whether the agreement was in the best interest of the Fund.  The full Board, which includes a majority of Independent Trustees,  further considered factors it deemed relevant with respect to the Fund, including, as applicable: (1) the nature, quality and extent of the services provided or to be provided by the sub-adviser to the Fund; (2) the investment  performance of the Fund and its sub-adviser; (3) the costs of the services to be provided and profits to be realized by the sub-advisor and its affiliates from the sub-adviser’s relationship with the Fund; (4) the extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale for the benefit of Fund investors; and (5) comparative services rendered and comparative advisory and sub-advisory fee rates.  In addition to the foregoing factors, the Board also discussed whether there were other benefits received by the Advisor, the sub-advisor, or their affiliates, from the sub-advisor’s relationship with the Fund.  The Board concluded that any fall-out benefits resulting from the engagement of the sub-advisor were such that they did not impact the Board’s conclusion that the proposed sub-advisory fees were reasonable.

The Board noted that Glaxis’ fees would be paid entirely by the Advisor so that no additional expenses would be borne by shareholders for the engagement of Glaxis.  The Board considered the scope and quality of services to be provided by the sub-advisor, including the fact that the sub-advisor pays the costs of all necessary investment and management facilities necessary for the efficient conduct of its services.  The Board also considered the qualifications and experience of the portfolio managers responsible for

APPROVAL OF INVESTMENT
SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

managing the sub-advisor’s portion of the Fund.  The Board further considered comparative fees and performance data of other comparable portfolios managed by the sub-advisor.  Based on these considerations, the Board was satisfied, with respect to Glaxis and the Fund that (1) the Fund was reasonably likely to benefit from the nature, quality and extent of the sub-advisor’s services and (2) the sub-advisor’s compensation is fair and reasonable.

In considering the Sub-Advisory Agreement, no single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the sub-advisory arrangement with Glaxis, including sub-advisory fees, were fair and reasonable to the Fund.  The Board therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

Orinda Income Opportunities Fund

At a meeting held on June 27-28, 2013, the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”), including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the initial investment advisory agreement (“Advisory Agreement”) between the Trust and Orinda Asset Management, LLC for the Orinda Income Opportunities Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services expected to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Fund, noting that the Advisor currently serves as investment adviser to two other mutual funds within the Trust.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor currently manages another account with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Advisor was agreeing to waive its advisory fees and reimburse the Fund for certain of its expenses to the extent necessary to maintain an

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

annual expense ratio, excluding acquired fund fees and expenses, interest and dividends on securities sold short, taxes and extraordinary expenses, of 1.90% for Class A shares and 1.60% for Class I shares (the “Expense Caps”).

The Board noted that the Fund’s expected total operating expenses for Class A and Class I shares were above the peer group median and average. The Board also noted that the expected contractual advisory fee was above the peer group median and average, but that the Fund’s expected contractual advisory fee was in line with the fees charged by the Advisor to its other account with substantially similar objectives, policies, strategies and risks as the Fund.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable given the performance of its similarly managed account.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Fund grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the expected profitability to the Advisor from its relationship with the Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Fund, such as benefits received in exchange for Rule 12b-1 fees and potential soft dollar benefits.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it will provide to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Orinda Asset Management LLC
4 Orinda Way, Suite 100-B
Orinda, CA  94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 626-6080

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                   /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 4, 2013

By (Signature and Title)*                    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     November 4, 2013

* Print the name and title of each signing officer under his or her signature.